March 29, 2019

DREYFUS FAMILY OF FUNDS

Funds Other Than Funds Offered to Separate Accounts
Established by Insurance Companies

Supplement to Current Statement of Additional Information

Effective on or about June 3, 2019 (the "Effective Date"), The Dreyfus Corporation, the primary mutual fund business of The Bank of New York Mellon Corporation and the fund's investment adviser and/or administrator, will change its name to "BNY Mellon Investment Adviser, Inc."  As of the Effective Date, all information in the fund's Statement of Additional Information relating to "The Dreyfus Corporation" or "Dreyfus" will relate to "BNY Mellon Investment Adviser, Inc."

On the Effective Date, MBSC Securities Corporation, a wholly-owned subsidiary of Dreyfus and the fund's distributor, will change its name to "BNY Mellon Securities Corporation."  As of the Effective Date, all information in the fund's Statement of Additional Information relating to "MBSC Securities Corporation" will relate to "BNY Mellon Securities Corporation."

On the Effective Date, Dreyfus Investments Division will change its name to "BNY Mellon Institutional Services."  As of the Effective Date, all information in the fund's Statement of Additional Information relating to "Dreyfus Investments Division" will relate to "BNY Mellon Institutional Services."  In addition, on the Effective Date, Dreyfus Transfer, Inc., the fund's transfer agent, will change its name to "BNY Mellon Transfer, Inc."  As of the Effective Date, all information in the fund's Statement of Additional Information relating to "Dreyfus Transfer, Inc." will relate to "BNY Mellon Transfer, Inc."

As of the Effective Date, references to the "Dreyfus Family of Funds" and "Dreyfus funds" in the fund's Statement of Additional Information will refer to the "BNY Mellon Family of Funds" and "funds in the BNY Mellon Family of Funds," respectively.  In addition, as of the Effective Date, references to
"1-800-DREYFUS" and, except with respect to Dreyfus-managed money market funds, "dreyfus.com" in the fund's Statement of Additional Information will be replaced with "1-800-373-9387" and "bnymellonim.com/us," respectively.

In addition, on the Effective Date, certain funds currently in the Dreyfus Family of Funds, which are separate series of registered investment companies ("RICs"), and such RICs will change their names as follows:

Current Fund Name and RIC Name	New Fund Name and RIC Name
Dreyfus Diversified Emerging Markets Fund, a series of Dreyfus Investment Funds	BNY Mellon Diversified Emerging Markets Fund, a series of BNY Mellon Investment Funds I
Dreyfus Tax Sensitive Total Return Bond Fund, a series of Dreyfus Investment Funds	BNY Mellon Tax Sensitive Total Return Bond Fund, a series of BNY Mellon Investment Funds I
Dreyfus/The Boston Company Small Cap Growth Fund, a series of Dreyfus Investment Funds	BNY Mellon Small Cap Growth Fund, a series of BNY Mellon Investment Funds I
Dreyfus/The Boston Company Small Cap Value Fund, a series of Dreyfus Investment Funds	BNY Mellon Small Cap Value Fund, a series of BNY Mellon Investment Funds I
Dreyfus/The Boston Company Small/Mid Cap Growth Fund, a series of Dreyfus Investment Funds	BNY Mellon Small/Mid Cap Growth Fund, a series of BNY Mellon Investment Funds I
Dreyfus/Newton International Equity Fund, a series of Dreyfus Investment Funds	BNY Mellon International Equity Fund, a series of BNY Mellon Investment Funds I
Dreyfus/Standish Global Fixed Income Fund, a series of Dreyfus Investment Funds	BNY Mellon Global Fixed Income Fund, a series of BNY Mellon Investment Funds I
Dreyfus Alternative Diversifier Strategies Fund, a series of Dreyfus BNY Mellon Funds, Inc.	BNY Mellon Alternative Diversifier Strategies Fund, a series of BNY Mellon Investment Funds II, Inc.
Dreyfus Global Emerging Markets Fund, a series of Dreyfus BNY Mellon Funds, Inc.	BNY Mellon Global Emerging Markets Fund, a series of BNY Mellon Investment Funds II, Inc.
Dreyfus Yield Enhancement Strategy Fund, a series of Dreyfus BNY Mellon Funds, Inc.	BNY Mellon Yield Enhancement Strategy Fund, a series of BNY Mellon Investment Funds II, Inc.
Dreyfus Equity Income Fund, a series of The Dreyfus/Laurel Funds Trust	BNY Mellon Equity Income Fund, a series of BNY Mellon Investment Funds III
Dreyfus Global Equity Income Fund, a series of The Dreyfus/Laurel Funds Trust	BNY Mellon Global Equity Income Fund, a series of BNY Mellon Investment Funds III
Dreyfus High Yield Fund, a series of The Dreyfus/Laurel Funds Trust	BNY Mellon High Yield Fund, a series of BNY Mellon Investment Funds III
Dreyfus International Bond Fund, a series of The Dreyfus/Laurel Funds Trust	BNY Mellon International Bond Fund, a series of BNY Mellon Investment Funds III
Dreyfus Bond Market Index Fund, a series of The Dreyfus/Laurel Funds, Inc.	BNY Mellon Bond Market Index Fund, a series of BNY Mellon Investment Funds IV, Inc.
Dreyfus Disciplined Stock Fund, a series of The Dreyfus/Laurel Funds, Inc.	BNY Mellon Disciplined Stock Fund, a series of BNY Mellon Investment Funds IV, Inc.
Dreyfus Floating Rate Income Fund, a series of The Dreyfus/Laurel Funds, Inc.	BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc.
Dreyfus Institutional S&P 500 Stock Index Fund, a series of The Dreyfus/Laurel Funds, Inc.	BNY Mellon Institutional S&P 500 Stock Index Fund, a series of BNY Mellon Investment Funds IV, Inc.
Dreyfus Tax Managed Growth Fund, a series of The Dreyfus/Laurel Funds, Inc.	BNY Mellon Tax Managed Growth Fund, a series of BNY Mellon Investment Funds IV, Inc.
Dreyfus Diversified International Fund, a series of Dreyfus Premier Investment Funds, Inc.	BNY Mellon Diversified International Fund, a series of BNY Mellon Investment Funds V, Inc.
Dreyfus Global Real Estate Securities Fund, a series of Dreyfus Premier Investment Funds, Inc.	BNY Mellon Global Real Estate Securities Fund, a series of BNY Mellon Investment Funds V, Inc.
Dreyfus Large Cap Equity Fund, a series of Dreyfus Premier Investment Funds, Inc.	BNY Mellon Large Cap Equity Fund, a series of BNY Mellon Investment Funds V, Inc.
Dreyfus Large Cap Growth Fund, a series of Dreyfus Premier Investment Funds, Inc.	BNY Mellon Large Cap Growth Fund, a series of BNY Mellon Investment Funds V, Inc.
Dreyfus Balanced Opportunity Fund, a series of Dreyfus Manager Funds II	BNY Mellon Balanced Opportunity Fund, a series of BNY Mellon Investment Funds VI
Dreyfus Global Dynamic Bond Income Fund, a series of Advantage Funds, Inc.	BNY Mellon Global Dynamic Bond Income Fund, a series of BNY Mellon Advantage Funds, Inc.
Dreyfus Global Real Return Fund, a series of Advantage Funds, Inc.	BNY Mellon Global Real Return Fund, a series of BNY Mellon Advantage Funds, Inc.
Dreyfus Opportunistic Midcap Value Fund, a series of Advantage Funds, Inc.	BNY Mellon Opportunistic Midcap Value Fund, a series of BNY Mellon Advantage Funds, Inc.
Dreyfus Opportunistic Small Cap Fund, a series of Advantage Funds, Inc.	BNY Mellon Opportunistic Small Cap Fund, a series of BNY Mellon Advantage Funds, Inc.
Dreyfus Strategic Value Fund, a series of Advantage Funds, Inc.	BNY Mellon Dynamic Value Fund, a series of BNY Mellon Advantage Funds, Inc.
Dreyfus Structured Midcap Fund, a series of Advantage Funds, Inc.	BNY Mellon Structured Midcap Fund, a series of BNY Mellon Advantage Funds, Inc.
Dreyfus Technology Growth Fund, a series of Advantage Funds, Inc.	BNY Mellon Technology Growth Fund, a series of BNY Mellon Advantage Funds, Inc.
Dreyfus Total Emerging Markets Fund, a series of Advantage Funds, Inc.	BNY Mellon Total Emerging Markets Fund, a series of BNY Mellon Advantage Funds, Inc.
Dynamic Total Return Fund, a series of Advantage Funds, Inc.	BNY Mellon Dynamic Total Return Fund, a series of BNY Mellon Advantage Funds, Inc.
Dreyfus International Stock Index Fund, a series of Dreyfus Index Funds, Inc.	BNY Mellon International Stock Index Fund, a series of BNY Mellon Index Funds, Inc.
Dreyfus S&P 500 Index Fund, a series of Dreyfus Index Funds, Inc.	BNY Mellon S&P 500 Index Fund, a series of BNY Mellon Index Funds, Inc.
Dreyfus Smallcap Stock Index Fund, a series of Dreyfus Index Funds, Inc.	BNY Mellon Smallcap Stock Index Fund, a series of BNY Mellon Index Funds, Inc.
Dreyfus Emerging Markets Fund, a series of Dreyfus International Funds, Inc.	BNY Mellon Emerging Markets Securities Fund, a series of BNY Mellon International Securities Funds, Inc.
Dreyfus Inflation Adjusted Securities Fund, a series of Dreyfus Investment Grade Funds, Inc.	BNY Mellon Inflation Adjusted Securities Fund, a series of BNY Mellon Investment Grade Funds, Inc.
Dreyfus Short Term Income Fund, a series of Dreyfus Investment Grade Funds, Inc.	BNY Mellon Short Term Income Fund, a series of BNY Mellon Investment Grade Funds, Inc.
Dreyfus Japan Womenomics Fund, a series of Dreyfus Opportunity Funds	BNY Mellon Japan Womenomics Fund, a series of BNY Mellon Opportunity Funds
Dreyfus Natural Resources Fund, a series of Dreyfus Opportunity Funds	BNY Mellon Natural Resources Fund, a series of BNY Mellon Opportunity Funds
Dreyfus Strategic Beta Emerging Markets Equity Fund, a series of Dreyfus Opportunity Funds	BNY Mellon Strategic Beta Emerging Markets Equity Fund, a series of BNY Mellon Opportunity Funds
Dreyfus International Equity Fund, a series of Dreyfus Stock Funds	BNY Mellon International Core Equity Fund, a series of BNY Mellon Stock Funds
Dreyfus International Small Cap Fund, a series of Dreyfus Stock Funds	BNY Mellon International Small Cap Fund, a series of BNY Mellon Stock Funds
Dreyfus Municipal Bond Fund, a series of Dreyfus Bond Funds, Inc.	BNY Mellon Municipal Bond Fund, a series of BNY Mellon Municipal Bond Funds, Inc.
Dreyfus AMT-Free Municipal Bond Fund, a series of Dreyfus Municipal Funds, Inc.	BNY Mellon AMT-Free Municipal Bond Fund, a series of BNY Mellon Municipal Funds, Inc.
Dreyfus High Yield Municipal Bond Fund, a series of Dreyfus Municipal Funds, Inc.	BNY Mellon High Yield Municipal Bond Fund, a series of BNY Mellon Municipal Funds, Inc.
Dreyfus Connecticut Fund, a series of Dreyfus State Municipal Bond Funds	BNY Mellon Connecticut Fund, a series of BNY Mellon State Municipal Bond Funds
Dreyfus Massachusetts Fund, a series of Dreyfus State Municipal Bond Funds	BNY Mellon Massachusetts Fund, a series of BNY Mellon State Municipal Bond Funds
Dreyfus Pennsylvania Fund, a series of Dreyfus State Municipal Bond Funds	BNY Mellon Pennsylvania Fund, a series of BNY Mellon State Municipal Bond Funds
Dreyfus Active MidCap Fund, a series of Strategic Funds, Inc.	BNY Mellon Active MidCap Fund, a series of BNY Mellon Strategic Funds, Inc.
Dreyfus Select Managers Small Cap Growth Fund, a series of Strategic Funds, Inc.	BNY Mellon Select Managers Small Cap Growth Fund, a series of BNY Mellon Strategic Funds, Inc.
Dreyfus Select Managers Small Cap Value Fund, a series of Strategic Funds, Inc.	BNY Mellon Select Managers Small Cap Value Fund, a series of BNY Mellon Strategic Funds, Inc.
Dreyfus U.S. Equity Fund, a series of Strategic Funds, Inc.	BNY Mellon U.S. Equity Fund, a series of BNY Mellon Strategic Funds, Inc.
Global Stock Fund, a series of Strategic Funds, Inc.	BNY Mellon Global Stock Fund, a series of BNY Mellon Strategic Funds, Inc.
International Stock Fund, a series of Strategic Funds, Inc.	BNY Mellon International Stock Fund, a series of BNY Mellon Strategic Funds, Inc.
BNY Mellon Absolute Insight Multi-Strategy Fund, a series of BNY Mellon Absolute Insight Funds, Inc.	BNY Mellon Absolute Insight Multi-Strategy Fund, a series of BNY Mellon Absolute Insight Funds, Inc. (no change to fund's name or RIC's name)
BNY Mellon Insight Broad Opportunities Fund, a series of BNY Mellon Absolute Insight Funds, Inc.	BNY Mellon Broad Opportunities Fund, a series of BNY Mellon Absolute Insight Funds, Inc. (no change to RIC's name)
BNY Mellon Insight Core Plus Fund, a series of BNY Mellon Absolute Insight Funds, Inc.	BNY Mellon Core Plus Fund, a series of BNY Mellon Absolute Insight Funds, Inc. (no change to RIC's name)

In addition, on the Effective Date, certain funds currently in the Dreyfus Family of Funds, which are the sole series of RICs, will reclassify their shares as shares of such RICs and such funds/RICs will change their names as follows:

Current Fund Name and RIC Name	New Fund/RIC Name
Dreyfus Worldwide Growth Fund, a series of Dreyfus Premier Worldwide Growth Fund, Inc.	BNY Mellon Worldwide Growth Fund, Inc.
Dreyfus U.S. Mortgage Fund, a series of Dreyfus Premier GNMA Fund, Inc.	BNY Mellon U.S. Mortgage Fund, Inc.
Dreyfus Short-Intermediate Municipal Bond Fund, a series of Dreyfus Premier Short-Intermediate Municipal Bond Fund	BNY Mellon Short-Intermediate Municipal Bond Fund
Dreyfus California AMT-Free Municipal Bond Fund, a series of Dreyfus Premier California AMT-Free Municipal Bond Fund, Inc.	BNY Mellon California AMT-Free Municipal Bond Fund, Inc.

Finally, on the Effective Date, certain funds currently in the Dreyfus Family of Funds, which are RICs without series, will change their names as follows:

Current Fund/RIC Name	New Fund/RIC Name
The Dreyfus Fund Incorporated	BNY Mellon Large Cap Securities Fund, Inc.
Dreyfus Appreciation Fund, Inc.	BNY Mellon Appreciation Fund, Inc.
Dreyfus Midcap Index Fund, Inc.	BNY Mellon Midcap Index Fund, Inc.
Dreyfus Growth and Income Fund, Inc.	BNY Mellon Growth and Income Fund, Inc.
Dreyfus Research Growth Fund, Inc.	BNY Mellon Research Growth Fund, Inc.
Dreyfus Ultra Short Income Fund	BNY Mellon Ultra Short Income Fund
The Dreyfus Sustainable U.S. Equity Fund, Inc.	BNY Mellon Sustainable U.S. Equity Fund, Inc.
Dreyfus Intermediate Municipal Bond Fund, Inc.	BNY Mellon Intermediate Municipal Bond Fund, Inc.
Dreyfus Municipal Bond Opportunity Fund	BNY Mellon Opportunistic Municipal Securities Fund
Dreyfus New York AMT-Free Municipal Bond Fund	BNY Mellon New York AMT-Free Municipal Bond Fund
Dreyfus New York Tax Exempt Bond Fund, Inc.	BNY Mellon New York Tax Exempt Bond Fund, Inc.
Dreyfus New Jersey Municipal Bond Fund, Inc.	BNY Mellon New Jersey Municipal Bond Fund, Inc.

GRP1-5SAISTK-0319A

There are no changes to the names of any Dreyfus-managed money market funds.

On the Effective Date, BNY Mellon Cash Investment Strategies, a division of Dreyfus, will change its name to "Dreyfus Cash Investment Strategies."  As of the Effective Date, all information in the fund's Statement of Additional Information relating to "BNY Mellon Cash Investment Strategies" will relate to "Dreyfus Cash Investment Strategies."

With respect to The Dreyfus Fund Incorporated, in addition to changing its name to BNY Mellon Large Cap Securities Fund, Inc., as of the Effective Date, the fund normally will invest at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization companies, as described in the fund's prospectus.  The fund's 80% Test is not a fundamental policy of the fund.

As of the Effective Date, the address of Dreyfus (BNY Mellon Investment Adviser, Inc.) and the address of each Board member and officer of the fund is 240 Greenwich Street, New York, New York 10286.  Accordingly, as of the Effective Date, references to "200 Park Avenue, New York, New York 10166" in the fund's Statement of Additional Information will be replaced with "240 Greenwich Street, New York, New York 10286."

As of the Effective Date, references to "Dreyfus Express® voice-activated account access system," "Dreyfus-sponsored Retirement Plans," "Dreyfus-sponsored IRAs" and "Dreyfus-sponsored Coverdell Education Savings Accounts" in the fund's Statement of Additional Information will refer to "Express voice-activated account access system," "Retirement Plans sponsored by BNY Mellon Investment Adviser, Inc. or its affiliates," "IRAs sponsored by BNY Mellon Investment Adviser, Inc. or its affiliates," and "Coverdell Education Savings Accounts sponsored by BNY Mellon Investment Adviser, Inc. or its affiliates," respectively.  In addition, as of the Effective Date, the names of certain shareholder privileges and services described in the fund's Statement of Additional Information will be changed as follows:

Old Name of Privilege or Service	New Name of Privilege or Service
Dreyfus Automatic Asset Builder®	Automatic Asset Builder
Dreyfus Auto-Exchange Privilege	Auto-Exchange Privilege
Dreyfus Automatic Withdrawal Plan	Automatic Withdrawal Plan
Dreyfus Payroll Savings Plan	Payroll Savings Plan
Dreyfus Government Direct Deposit	Government Direct Deposit
Dreyfus Dividend Options	Dividend Options
Dreyfus Dividend Sweep	Dividend Sweep
Dreyfus Dividend ACH	Dividend ACH
Dreyfus TeleTransfer Privilege	TeleTransfer Privilege

In addition, on and after the Effective Date, the Automatic Withdrawal Plan may be established by completing an Automatic Withdrawal Form, instead of a Dreyfus Automatic Withdrawal Form.

GRP1-5SAISTK-0319A

The changes to the names of the funds and RICs, as well as the other changes described above, will have no effect on fund shareholders or their fund accounts, other than to reflect the new names.

GRP1-5SAISTK-0319A